Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses:
Gain on sale of vessel, net	$ 8,094	$ 0	$ 697
Related Party [Member]
Expenses:
Gain on sale of vessel, net	$ 8,094